Consolidated Statements of Financial Condition - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Assets
Cash and due from banks	$ 70,180	$ 51,069
Interest bearing deposits	4,191	58,404
Cash and Cash Equivalents	74,371	109,473
Securities available for sale	779,347	1,412,830
Securities held to maturity (fair value of $335,418 at December 31, 2022 and zero at December 31, 2021)	374,818	0
Federal Home Loan Bank and Federal Reserve Bank stock, at cost	17,653	18,427
Loans held for sale, carried at fair value	26,518	55,470
Loans held for sale, carried at lower of cost or fair value	20,367	34,811
Financing Receivable, after Allowance for Credit Loss [Abstract]
Loans	3,465,352	2,905,045
Allowance for credit losses	(52,435)	(47,252)
Net Loans	3,412,917	2,857,793
Other real estate and repossessed assets, net	455	245
Property and equipment, net	35,893	36,404
Bank-owned life insurance	55,204	55,279
Capitalized mortgage loan servicing rights, carried at fair value	42,489	26,232
Other intangibles	2,551	3,336
Goodwill	28,300	28,300
Accrued income and other assets	128,904	66,140
Total Assets	4,999,787	4,704,740
Deposits
Non-interest bearing	1,269,759	1,321,601
Savings and interest-bearing checking	1,973,308	1,897,487
Reciprocal	602,575	586,626
Time	321,492	308,438
Brokered time	211,935	2,938
Total Deposits	4,379,069	4,117,090
Other borrowings	86,006	30,009
Subordinated debt	39,433	39,357
Subordinated debentures	39,660	39,592
Accrued expenses and other liabilities	108,023	80,208
Total Liabilities	4,652,191	4,306,256
Commitments and contingent liabilities
Shareholders’ Equity
Preferred stock, no par value, 200,000 shares authorized; none issued or outstanding	0	0
Common stock, no par value, 500,000,000 shares authorized; issued and outstanding: 21,063,971 shares at December 31, 2022 and 21,171,036 shares at December 31, 2021	320,991	323,401
Retained earnings	119,368	74,582
Accumulated other comprehensive income (loss)	(92,763)	501
Total Shareholders’ Equity	347,596	398,484
Total Liabilities and Shareholders’ Equity	4,999,787	4,704,740
Commercial
Financing Receivable, after Allowance for Credit Loss [Abstract]
Loans	1,466,853	1,203,581
Allowance for credit losses	(13,817)	(11,519)
Mortgage
Financing Receivable, after Allowance for Credit Loss [Abstract]
Loans	1,368,409	1,139,659
Allowance for credit losses	(21,633)	(19,221)
Installment
Financing Receivable, after Allowance for Credit Loss [Abstract]
Loans	630,090	561,805
Allowance for credit losses	$ (4,290)	$ (3,749)